Trade and Other Receivables, net (Tables)	12 Months Ended
Dec. 31, 2024
Receivables [Abstract]
Schedule of Trade and Other Receivables, Net

	December 31,
($ in millions)	2024	2023
Trade and other receivables, gross	469	405
Allowance for credit losses (1)	(1)	(1)
Trade and other receivables, net	468	403
(1) As of and for the years ended December 31, 2024, 2023, and 2022, balances and activity related to the allowance for credit losses were immaterial.